STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 15. STOCK-BASED COMPENSATION

The following table presents stock-based compensation cost which is included in net income (loss).

	Year Ended December 31
(Dollars in millions)	2021	2020	2019
Cost of services	$28	$26	$15
Selling, general and administrative expense	44	37	35
Pretax stock-based compensation cost	$71	$64	$51
Income tax benefits	(13)	(14)	(12)
Stock-based compensation cost, net of tax	$58	$49	$40

The Company’s total unrecognized compensation cost related to non-vested awards at December 31, 2021 was $235 million and is expected to be recognized over a weighted-average period of approximately 2.7 years. If there are any modifications or cancellations of the underlying unvested awards, the Company may be required to accelerate, increase or cancel all or a portion of the remaining unearned stock-based compensation expense. Future unearned stock-based compensation will increase to the extent the Company grants additional equity awards, changes incentive awards terms, or assumes unvested equity awards in connection with acquisitions. Capitalized stock-based compensation cost was not material at December 31, 2021, 2020 and 2019.

Incentive Awards

Stock-based incentive awards were provided to employees under the terms of Kyndryl’s employment and the long-term performance plans (the “Plans” or “LTPP”). Awards under the Plans principally include Restricted Stock Units (RSUs), market-conditioned performance awards (launch PSUs) and stock options. RSUs and stock options generally vest based on continued passage of time. Market-conditioned performance awards are cliff-vested at the end of the service period.

The following table summarizes RSU, market-conditioned performance award and stock option activities:

			Market-Conditioned
	RSUs		Performance Awards
		Weighted-		Weighted-
	Number	Average	Number	Average
	of Units	Grant-Date	of Units	Grant-Date
	(in millions)	Fair Value	(in millions)	Fair Value
Balance at December 31, 2020	—	$—	—	$—
Awards converted from IBM programs	8.5	28.78	—	—
Awards granted	2.0	18.20	1.8	15.14
Awards vested	(0.1)	29.30	—	—
Awards canceled/ forfeited	(0.2)	21.71	—	—
Balance at December 31, 2021	10.2	$26.82	1.8	$15.14

Stock Options
		Weighted-	Weighted-		Weighted-
	Number	Average	Average	Intrinsic	Average
	of Units	Grant-Date	Exercise Price	Value	Contractual
	(in millions)	Fair Value	per Share	per Share	Term (in years)
Balance at December 31, 2020	—	$—	$—	$—	—
Awards converted from IBM programs	—	NM	8.28	9.82	NM
Awards granted	3.8	6.54	17.78	—	6.3
Awards vested	—	—	—	—	—
Awards canceled/forfeited	—	—	—	—	—
Balance at December 31, 2021	3.8	$6.56	$17.76	$—	6.3

NM – not meaningful; stock options from former Parent were fully vested in 2019.

The weighted-average grant date fair value of RSUs granted for the years ended December 31, 2021, 2020 and 2019 was $18, $117 and $123, respectively. The weighted-average grant price prior to Separation used in the assessment was derived from the Parent’s stock price at grant. The aggregate fair value (which is based on the stock price at grant date) of restricted stock units (including former Parent’s PSUs converted to RSUs) vested was $45 million, $36 million and $34 million during the years ended December 31, 2021, 2020 and 2019, respectively.